Exchange Rate Differences on Foreign Currency	12 Months Ended
Dec. 31, 2024
Disclosure of transactions in foreign currency [abstract]
Exchange Rate Differences on Foreign Currency

NOTE 33. EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.24	12.31.23	12.31.22
For Trading of foreign currency	77,896,419	56,419,107	58,035,625
For Valuation of Assets and Liabilities in Foreign Currency	76,945,904	1,277,542,308	78,428,710
Total	154,842,323	1,333,961,415	136,464,335